Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2020
Registrant Name	dei_EntityRegistrantName	Federated Hermes Intermediate Municipal Trust
Central Index Key	dei_EntityCentralIndexKey	0000770116
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2020
Prospectus Date	rr_ProspectusDate	Jul. 31, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A